Net Income Per Share Attributable to HomeAway, Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income Per Share Attributable to HomeAway, Inc.

11. Net Income Per Share Attributable to HomeAway, Inc.

The following table sets forth the computation of basic and diluted net income per share of common stock (in thousands, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Numerator
Net income attributable to HomeAway, Inc.	$10,417	$4,912	$5,942	$13,222

Denominator
Weighted average common shares outstanding - basic	95,716	94,106	95,162	93,507
Dilutive effect of stock options, warrants and restricted stock units	1,972	2,283	2,227	2,851

Weighted average common shares outstanding - diluted	97,688	96,389	97,389	96,358

Net income per share attributable to HomeAway, Inc.:
Basic	$0.11	$0.05	$0.06	$0.14
Diluted	$0.11	$0.05	$0.06	$0.14

The following common equivalent shares were excluded from the calculation of diluted net loss per share attributable to HomeAway, Inc. as their inclusion would have been anti-dilutive (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Stock options	3,295	2,604	3,089	2,038
Restricted stock units	547	62	21	49
Warrants	7,716	7,716	7,716	7,716

Total common equivalent shares excluded	11,558	10,382	10,826	9,803

13. Net Income Per Share Attributable to HomeAway, Inc.

The following table sets forth the computation of basic and diluted net income per share attributable to HomeAway, Inc. (in thousands except share and per share amounts):

	Year Ended December 31,
	2014	2013	2012
Numerator
Net income attributable to HomeAway, Inc.	$13,384	$17,686	$14,961

Denominator
Weighted average common shares outstanding-basic	93,727	85,378	82,382
Dilutive effect of stock options, warrants and restricted stock units	2,754	2,881	2,560

Weighted average common shares outstanding-diluted	96,481	88,259	84,942

Net income per share attributable to HomeAway, Inc.:
Basic	$0.14	$0.21	$0.18
Diluted	$0.14	$0.20	$0.18

The following common equivalent shares were excluded from the calculation of net income per share attributable to HomeAway, Inc. as their inclusion would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2014	2013	2012
Stock options	2,178	3,153	5,151
Restricted stock units	57	4	7
Warrants	7,716	—	—

Total common equivalent shares excluded	9,951	3,157	5,158